Change in Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit
Beginning balance	$ 2,522	$ 2,334
Actual return on plan assets	129	276
Employer contributions	8	7
Plan participants' contributions	0	0
Benefits paid	(109)	(95)
Ending balance	2,550	2,522
Other Postretirement Benefit Plans, Defined Benefit
Beginning balance	165	161
Actual return on plan assets	7	13
Employer contributions	0	1
Plan participants' contributions	22	20
Benefits paid	(33)	(30)
Ending balance	$ 161	$ 165